Installment Loans	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Installment Loans
7. Installment Loans
The composition of installment loans by domicile and type of borrower at March 31, 2025 and 2026 is as follows:

	Millions of yen
	2025	2026
Borrowers in Japan:
Consumer—
Real estate loans	¥1,901,794	¥1,989,371
Card loans	67,874	64,600
Other	7,259	5,631

	1,976,927	2,059,602

Corporate—
Real estate companies	415,666	461,006
Non-recourse loans	301,477	343,121
Commercial, industrial and other companies	233,270	229,097

	950,413	1,033,224

Borrowers in overseas:
Consumer—
Real estate loans	55,022	38,122
Other	39,172	39,302

	94,194	77,424

Corporate—
Real estate companies*1	228,793	216,272
Non-recourse loans	86,724	200,308
Commercial, industrial and other companies	591,103	549,995

	906,620	966,575

Equity method investees	131,476	20,543

Purchased loans*2	21,389	16,214

	¥4,081,019	¥4,173,582

*1	Includes the outstanding balance of loans that were previously sold with a repurchase option and are recorded as assets for accounting purposes in accordance with ASC 860 (“Transfers and Servicing”.)

*2
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2026, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2027	¥646,672
2028	418,347
2029	377,563
2030	268,642
2031	274,552
Thereafter	2,171,592

Total	¥4,157,368

Revenues from installment loans which are included in finance revenues in the consolidated statements of income are ¥205,734 million, ¥188,294 million and ¥211,379 million for fiscal 2024, 2025 and 2026, respectively.
Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option was elected. A subsidiary elected the fair value option on its loans held for sale. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period. Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2025 and 2026 were ¥111,527 million and ¥105,720 million, respectively. There were ¥97,694 million and ¥78,020 million of loans held for sale as of March 31, 2025 and 2026, respectively, measured at fair value by electing the fair value option.
Purchased loans acquired by the Company and its subsidiaries are generally loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely and characterized by extended period of non-performance
by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or

nature

of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥
21,389
 million and ¥
16,214
 million as of March
31
,
2025
and
2026
, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal
2025
and
2026
were ¥
5,264
 million and ¥
10,818
 million, respectively.